Income Taxes (Details 5) (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Balance at Beginning of Year		₩ 31,146	₩ 30,902	₩ 24,352
Decrease during the year	[1]	(4,055)	(4,238)	(4,090)
Increase during the year		3,236	4,482	10,640
Balance at End of Year		₩ 30,327	₩ 31,146	₩ 30,902

[1]	The valuation allowances decreased primarily due to the expiration of unused foreign tax credits and unused net operating loss carryforwards.